Net revenues - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	¥ 29,929,992	¥ 30,225,681
Contract with customer liability reclassified to revenue	366,655	336,206
Revenue remaining performance obligation	589,844
Insurance Revenues
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	223,754
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Insurance Revenues
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	¥ 65,168
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Insurance Revenues | Minimum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Insurance Revenues | Maximum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	120 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01 | Insurance Revenues
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	¥ 158,586
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01 | Maintenance Revenue | Minimum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	18 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01 | Maintenance Revenue | Maximum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	84 months
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Revenue	¥ 85,192	¥ 84,230